INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Summary of Inventories

	At December 31,
	2013	2012
In-process	$97	$143
Concentrate	108	152
Precious metals	26	31
Materials, supplies and other	486	470

	$717	$796